SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revision of Previously Issued Financial Statements - Consolidated Statement of Changes in Shareholders' Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revision of Previously Issued Financial Statements
Net (loss) income for the year	$ (158,427)	$ (74,374)	$ (32,103)
Balance	53,128	205,263	59,850
Accumulated deficit [Member]
Revision of Previously Issued Financial Statements
Net (loss) income for the year	(155,415)	(62,403)	(32,412)
Balance	$ (542,169)	(386,754)	$ (324,351)
As Reported
Revision of Previously Issued Financial Statements
Net (loss) income for the year		(72,487)
Balance		207,150
As Reported | Accumulated deficit [Member]
Revision of Previously Issued Financial Statements
Net (loss) income for the year		(60,516)
Balance		(384,867)
Effect of Adjustment
Revision of Previously Issued Financial Statements
Net (loss) income for the year		(1,887)
Balance		(1,887)
Effect of Adjustment | Accumulated deficit [Member]
Revision of Previously Issued Financial Statements
Net (loss) income for the year		(1,887)
Balance		$ (1,887)